Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net Loss	$ (1,535,095)	$ (739,397)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	516,459	246,706
Amortization of debt discount	230,014	89,450
Non cash interest expense	67,923	0
Deferred compensation	35,790	98,839
Allowance for doubtful accounts	18,000	(9,742)
Stock based compensation	52,420	10,446
Gain on settlement of contingent consideration	(176,495)	0
Changes in Assets and Liabilities:
Accounts receivable	34,671	(45,181)
Other Assets	(31,524)	5,880
Prepaid Expenses and other current assets	(106,761)	(1,317)
Accounts payable and accrued expenses	268,653	318,681
Deferred revenue	212,061	(114,655)
Deferred rent	(3,270)	(1,668)
Due to Related Party	13,500	13,500
Net Cash Used in Operating Activities	(403,654)	(128,458)
Cash Flows from Investing Activities:
Cash paid for equipment	(54,983)	(37,237)
Acquisition of SafeData, LLC net assets	0	(1,229,954)
Net Cash Used in Investing Activities	(54,983)	(1,267,191)
Cash Flows from Financing Activities:
Proceeds from the issuance of common stock	1,500,000	300,000
Issuance of convertible debt	0	1,000,000
Repayments of capital lease obligations	(290,952)	(131,243)
Repayments of loan obligations	(673,674)	0
Advances from (payments on) credit line	322	(7,500)
Advances from shareholder	0	235,603
Net Cash Provided by Financing Activities	535,696	1,396,860
Increase in Cash and Cash Equivalents	77,059	1,210
Cash and Cash Equivalents, Beginning of Period	50,395	28,160
Cash and Cash Equivalents, End of Period	127,454	29,370
Cash paid for interest	7,820	15,630
Cash paid for income taxes	0	0
Non cash investing and financing activity
Issuance of capital stock in connection with acquisition of SafeData, LLC	150,000	850,000
Fixed assets acquired under capital leases	$ 496,578	$ 0